Private Placement Warrants (Details) - Schedule of Inputs and Significant Assumptions Including Volatility - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Inputs and Significant Assumptions Including Volatility [Abstract]
Stock price (in Dollars per share)	$ 2.87	$ 14.6	$ 11.8
Exercise price (in Dollars per share)	$ 115	$ 115	$ 115
Risk-free interest rate	4.23%	4.39%	0.99%
Expected term (in years)	1 year 1 month 13 days	2 years 1 month 13 days	3 years 1 month 13 days
Expected dividend yield
Expected volatility	95.10%	60.00%	48.30%